Shareholder's Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2010	Dec. 31, 2012 Foreign Investment Enterprises	Dec. 31, 2012 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	Sep. 30, 2010 Common Class A HKD	Dec. 31, 2012 Common Class A HKD	Dec. 31, 2011 Common Class A HKD	Sep. 30, 2010 Common Class B HKD	Dec. 31, 2012 Common Class B HKD	Dec. 31, 2011 Common Class B HKD
Shareholders Equity [Line Items]
Ordinary shares converted						50,767,426			25,298,329
Shares Authorized			600,000,000
Ordinary shares, par value						1	1	1	1	1	1
Description of Regulatory Assistance				A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.
Description of Other Additional Regulatory Limitations					Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.
Regulatory Restrictions on Payment of Dividends	As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Restricted net assets	$ 540,840	$ 347,197